Quarterly Report
May 31, 2023
MFS®  Value Fund
EIF-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 6.6%
General Dynamics Corp.	4,508,216	$920,487,543
Honeywell International, Inc.	5,514,557	1,056,589,121
Northrop Grumman Corp.	2,935,266	1,278,278,990
Raytheon Technologies Corp.	3,929,757	362,087,810
		$3,617,443,464
Alcoholic Beverages – 1.5%
Diageo PLC	20,199,040	$840,986,986
Brokerage & Asset Managers – 4.4%
BlackRock, Inc.	879,478	$578,300,759
Citigroup, Inc.	15,595,850	691,208,072
KKR & Co., Inc.	6,390,176	329,030,162
NASDAQ, Inc.	14,393,830	796,698,491
		$2,395,237,484
Business Services – 3.2%
Accenture PLC, “A”	3,826,437	$1,170,583,607
Equifax, Inc.	2,903,097	605,644,096
		$1,776,227,703
Cable TV – 3.5%
Charter Communications, Inc., “A” (a)	1,637,505	$534,072,256
Comcast Corp., “A”	35,629,728	1,402,029,797
		$1,936,102,053
Chemicals – 0.9%
PPG Industries, Inc.	3,739,436	$490,950,552
Construction – 1.6%
Masco Corp.	2,459,351	$118,835,841
Otis Worldwide Corp.	2,319,081	184,390,130
Sherwin-Williams Co.	2,651,245	603,900,586
		$907,126,557
Consumer Products – 1.9%
International Flavors & Fragrances, Inc.	1,148,398	$88,759,682
Kenvue, Inc. (a)	6,471,824	162,378,064
Kimberly-Clark Corp.	3,670,414	492,863,192
Reckitt Benckiser Group PLC	3,726,628	289,548,191
		$1,033,549,129
Electrical Equipment – 0.9%
Johnson Controls International PLC	8,464,846	$505,351,306
Electronics – 6.2%
Analog Devices, Inc.	3,360,418	$597,112,674
KLA Corp.	1,843,130	816,488,159
NXP Semiconductors N.V.	3,545,180	634,941,738
Texas Instruments, Inc.	7,888,363	1,371,628,559
		$3,420,171,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.9%
ConocoPhillips	13,879,989	$1,378,282,908
EOG Resources, Inc.	4,563,994	489,670,916
Pioneer Natural Resources Co.	4,063,859	810,496,039
		$2,678,449,863
Food & Beverages – 2.9%
Archer Daniels Midland Co.	2,295,081	$162,147,473
Nestle S.A.	7,420,955	879,188,630
PepsiCo, Inc.	3,008,130	548,532,505
		$1,589,868,608
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	4,387,584	$736,192,719
Health Maintenance Organizations – 2.5%
Cigna Group	5,598,540	$1,385,134,781
Insurance – 11.1%
Aon PLC	4,577,280	$1,411,129,651
Chubb Ltd.	5,765,389	1,071,209,276
Marsh & McLennan Cos., Inc.	7,996,316	1,384,802,005
Progressive Corp.	10,326,090	1,320,810,172
Travelers Cos., Inc.	5,281,291	893,805,689
		$6,081,756,793
Machinery & Tools – 4.3%
Eaton Corp. PLC	4,517,769	$794,675,567
Illinois Tool Works, Inc.	4,048,669	885,565,371
PACCAR, Inc.	4,276,908	294,165,732
Trane Technologies PLC	2,364,691	385,988,512
		$2,360,395,182
Major Banks – 7.4%
Goldman Sachs Group, Inc.	910,994	$295,070,957
JPMorgan Chase & Co.	16,349,547	2,218,797,023
Morgan Stanley	12,322,353	1,007,475,581
PNC Financial Services Group, Inc.	4,461,641	516,791,877
		$4,038,135,438
Medical & Health Technology & Services – 1.7%
McKesson Corp.	2,396,911	$936,808,695
Medical Equipment – 6.0%
Abbott Laboratories	7,871,476	$802,890,552
Boston Scientific Corp. (a)	13,286,161	683,971,568
Danaher Corp.	1,481,183	340,109,241
Medtronic PLC	7,613,921	630,128,102
Thermo Fisher Scientific, Inc.	1,615,009	821,167,476
		$3,278,266,939
Other Banks & Diversified Financials – 2.2%
American Express Co.	6,111,939	$969,109,048
Truist Financial Corp.	7,090,590	216,050,277
		$1,185,159,325
Pharmaceuticals – 7.4%
Johnson & Johnson	10,114,801	$1,568,401,043
Merck & Co., Inc.	10,141,834	1,119,759,892
Pfizer, Inc.	30,495,008	1,159,420,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	661,698	$209,389,364
		$4,056,970,503
Railroad & Shipping – 2.5%
Canadian National Railway Co.	2,966,246	$334,384,911
Union Pacific Corp.	5,409,605	1,041,457,155
		$1,375,842,066
Real Estate – 2.2%
Prologis, Inc., REIT	8,116,882	$1,010,957,653
Public Storage, Inc., REIT	766,716	217,210,643
		$1,228,168,296
Specialty Chemicals – 1.8%
Corteva, Inc.	3,810,076	$203,800,965
DuPont de Nemours, Inc.	11,692,102	785,592,334
		$989,393,299
Specialty Stores – 3.2%
Lowe's Cos., Inc.	5,777,832	$1,162,095,350
Target Corp.	4,759,139	623,114,069
		$1,785,209,419
Utilities - Electric Power – 7.2%
American Electric Power Co., Inc.	3,614,417	$300,430,341
Dominion Energy, Inc.	13,906,583	699,222,993
Duke Energy Corp.	11,510,026	1,027,730,222
Exelon Corp.	11,898,850	471,789,403
Southern Co.	15,709,760	1,095,755,760
Xcel Energy, Inc.	5,146,163	335,992,982
		$3,930,921,701
Total Common Stocks		$54,559,819,991
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.88% (v)	142,394,750	$142,380,510

Other Assets, Less Liabilities – 0.4%		226,287,129
Net Assets – 100.0%		$54,928,487,630
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $142,380,510 and $54,559,819,991, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$54,559,819,991	$—	$—	$54,559,819,991
Mutual Funds	142,380,510	—	—	142,380,510
Total	$54,702,200,501	$—	$—	$54,702,200,501
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$210,070,654	$3,875,102,635	$3,942,813,352	$55,649	$(35,076)	$142,380,510
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,545,597	$—